Share Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
20.
SHARE BASED COMPENSATION

Prior to the IPO, the Group maintained the Viking Holdings Ltd 2018 Equity Incentive Plan (the “Pre-IPO Equity Plan”). Grants from the Pre-IPO Equity Plan entitled the recipient to share based awards whose underlying shares were non-voting ordinary shares of the Company. In connection with the IPO, all outstanding options for non-voting ordinary shares and all outstanding RSUs for non-voting ordinary shares converted to options for ordinary shares and RSUs for ordinary shares, respectively, on a one-for-one basis. In connection with the IPO, the Company adopted the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “2018 Incentive Plan”). The 2018 Incentive Plan replaced the Pre-IPO Equity Plan.

Under the Pre-IPO Equity Plan, the Plan Administrator, which was the Company’s Board of Directors had the authority to determine the terms and conditions applicable to each share based award, such as timing of grants, recipients, size of grants, vesting conditions, vesting schedule and strike price for stock options. Vested stock options could have been exercised upon approval of the Plan Administrator, termination of service or death.

The 2018 Incentive Plan is administered by the Company’s Compensation and Nominating Committee. The 2018 Incentive Plan terminates 10 years from the Company’s IPO date, unless earlier terminated by the Board of Directors. The Board of Directors may amend or terminate the 2018 Incentive Plan at any time, as long as such amendment or termination does not adversely affect outstanding awards, unless the participants consent or such amendment or termination is required by applicable law.

As of December 31, 2025, the Company had reserved 59.0 million ordinary shares for issuance under the 2018 Incentive Plan, of which 20.9 million remained available for future issuance, plus any ordinary shares underlying outstanding share awards granted under the 2018 Incentive Plan that expire or are repurchased, forfeited, cancelled or withheld. The number of shares reserved for issuance under the 2018 Incentive Plan is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year and (2) such smaller number of ordinary shares as determined by the Company’s Board of Directors at any time prior to the first day of a given calendar year.

The Company also maintains the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “2024 ESPP”). As of December 31, 2025, the Company had reserved 9.1 million ordinary shares for issuance pursuant to a series of purchase rights under the 2024 ESPP, of which 9.1 million remained available for future issuance. In addition, the number of shares reserved for issuance under the 2024 ESPP is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year; (2) 4.7 million ordinary shares; and (3)

such smaller number of ordinary shares as determined by the Company’s Board of Directors at any time prior to the first day of a given calendar year. In the fourth quarter of 2025, the first purchase under the 2024 ESPP occurred.

For the year ended December 31, 2025, the Group recognized share based compensation expense of $88.5 million, comprised of $73.4 million related to RSUs, $14.0 million related to PSUs and $1.1 million related to the 2024 ESPP. For the years ended December 31, 2024 and 2023, the Group recognized share based compensation expense of $14.1 million and $17.9 million, respectively, all of which related to RSUs. Other paid-in equity also includes certain income tax effects related to the share based awards.

Restricted Share Units

For the years ended December 31, 2025, 2024 and 2023, RSU activity was as follows:

	Number of RSUs (in thousands)	Weighted Average Grant-date Fair Value Per Share	Weighted Average Share Price on Release Date Per Share
Outstanding at January 1, 2023	17,884	$6.74
Granted during the year	1,052	14.74
Forfeited during the year	(65)	8.72
Outstanding at December 31, 2023	18,871	$7.18
Granted during the year	304	46.23
Released during the year	(17,815)	6.74	$25.97
Forfeited during the year	(16)	12.02
Outstanding at December 31, 2024	1,344	$21.87
Granted during the year	1,975	52.39
Released during the year	(1,553)	27.81	$66.78
Forfeited during the year	(47)	34.01
Outstanding at December 31, 2025	1,719	$51.24

As of December 31, 2025, the Group had $48.9 million of total unrecognized compensation expense related to RSUs, which is expected to be recognized over the weighted average period of 1.3 years.

PSUs

In February 2025, the Company granted PSUs to its executive officers under the 2018 Incentive Plan. The PSUs are subject to service vesting conditions of one to three years. The PSUs are also subject to performance vesting conditions, which are based upon the Group’s achievement of certain adjusted net income-based performance targets for the years ending December 31, 2025 to December 31, 2027, on an annual and cumulative basis. Depending on the Group’s performance, the actual number of ordinary shares that could be issued upon vesting of the PSUs could range from 0% to 200% of the target number of shares. Each reporting period, the Group remeasures share-based compensation expense for the PSUs based on the best estimate of the number of ordinary shares that will be issued upon vesting and the timing of such vesting.

	Number of PSUs, reflected at target (in thousands)	Weighted Average Grant-date Fair Value Per Share
Outstanding at January 1, 2025	-	$-
Granted during the year (reflected at target)	267	52.77
Outstanding at December 31, 2025	267	$52.77

As of December 31, 2025, the Group had $14.2 million of unrecognized compensation expense related to the PSUs, which is expected to be recognized over the weighted-average period of 1.6 years.

Stock options

For the years ended December 31, 2025, 2024 and 2023, stock option activity was as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price Per Share		Weighted Average Share Price on Exercise Date Per Share	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2023	2,986	$15.62			4.2
Forfeited during the year	(36)	19.13
Outstanding at December 31, 2023	2,950	$15.57			3.2
Exercised during the year	(821)	14.97		$43.18
Outstanding at December 31, 2024	2,129	$15.81			2.2
Exercised during the year	(1,360)	14.89		$55.10
Outstanding at December 31, 2025	769	$17.43	(1)		1.4
Exercisable as of December 31, 2025	769	$17.43	(1)		1.4

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.